Net fee and commission income - Summary of total fees in scope of IFRS 15 Revenues from Contracts with Customers (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 11,110	£ 10,710	£ 9,982
Other non-contract fee income	172	137	139
Fee and commission income	11,282	10,847	10,121
Fee and commission expense	(3,784)	(3,600)	(3,592)
Net fee and commission income	7,498	7,247	6,529
Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	5,053	4,970	4,816
Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,054	1,058	955
Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,183	1,924	1,997
Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,794	2,724	2,113
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	26	34	101
Operating segments | Barclays UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,470	1,416	1,479
Other non-contract fee income	0	0	0
Fee and commission income	1,470	1,416	1,479
Fee and commission expense	(480)	(408)	(368)
Net fee and commission income	990	1,008	1,111
Operating segments | Barclays UK | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,226	1,150	1,124
Operating segments | Barclays UK | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	52
Operating segments | Barclays UK | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	201	215	234
Operating segments | Barclays UK | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	36	36	33
Operating segments | Barclays UK | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	7	15	36
Operating segments | Barclays UK Corporate Bank
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	564	541	512
Other non-contract fee income	26	25	28
Fee and commission income	590	566	540
Fee and commission expense	(92)	(90)	(96)
Net fee and commission income	498	476	444
Operating segments | Barclays UK Corporate Bank | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	462	448	429
Operating segments | Barclays UK Corporate Bank | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Operating segments | Barclays UK Corporate Bank | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Operating segments | Barclays UK Corporate Bank | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	102	92	82
Operating segments | Barclays UK Corporate Bank | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	1	1
Operating segments | Barclays Private Bank & Wealth Management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	532	481	372
Other non-contract fee income	0	0	1
Fee and commission income	532	481	373
Fee and commission expense	(39)	(38)	(33)
Net fee and commission income	493	443	340
Operating segments | Barclays Private Bank & Wealth Management | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	30	33	32
Operating segments | Barclays Private Bank & Wealth Management | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	344	319	251
Operating segments | Barclays Private Bank & Wealth Management | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	158	129	89
Operating segments | Barclays Private Bank & Wealth Management | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Operating segments | Barclays Private Bank & Wealth Management | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Operating segments | Barclays Investment Bank
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	5,526	5,251	4,651
Other non-contract fee income	146	112	110
Fee and commission income	5,672	5,363	4,761
Fee and commission expense	(1,253)	(1,121)	(1,247)
Net fee and commission income	4,419	4,242	3,514
Operating segments | Barclays Investment Bank | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	336	336	327
Operating segments | Barclays Investment Bank | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	710	739	652
Operating segments | Barclays Investment Bank | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,824	1,580	1,674
Operating segments | Barclays Investment Bank | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,656	2,596	1,998
Operating segments | Barclays Investment Bank | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Operating segments | Barclays US Consumer Bank
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,727	2,661	2,603
Other non-contract fee income	0	0	0
Fee and commission income	2,727	2,661	2,603
Fee and commission expense	(1,858)	(1,855)	(1,765)
Net fee and commission income	869	806	838
Operating segments | Barclays US Consumer Bank | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,727	2,661	2,603
Operating segments | Barclays US Consumer Bank | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Operating segments | Barclays US Consumer Bank | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Operating segments | Barclays US Consumer Bank | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Operating segments | Barclays US Consumer Bank | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Head Office
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	291	360	365
Other non-contract fee income	0	0	0
Fee and commission income	291	360	365
Fee and commission expense	(62)	(88)	(83)
Net fee and commission income	229	272	282
Head Office | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	272	342	301
Head Office | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Head Office | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Head Office | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Head Office | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 19	£ 18	£ 64